Long-Term Notes (Details)		12 Months Ended
	Jul. 13, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			CAD 1,566,116,000		CAD 1,474,184,000
Notes and debentures redeemed		CAD 8,582,000	0
Covenant compliance, minimum fixed charge ratio		2.5
Fixed charge ratio		4.54
Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			1,584,158,000		1,489,210,000
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			(18,042,000)		CAD (15,026,000)
7.5% notes (US$6,400 – principal) redeemed July 13, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount | $				$ 6,400,000
Notes and debentures redeemed	CAD 6,400,000
7.5% notes (US$6,400 – principal) redeemed July 13, 2017 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Stated interest rate	7.50%			7.50%	7.50%
7.5% notes (US$6,400 – principal) redeemed July 13, 2017 | Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			8,593,000		CAD 0
6.75% notes (US$150,000 – principal) due February 17, 2021
Disclosure of detailed information about borrowings [line items]
Principal amount | $				$ 150,000,000
6.75% notes (US$150,000 – principal) due February 17, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Stated interest rate				6.75%	6.75%
6.75% notes (US$150,000 – principal) due February 17, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			201,405,000		CAD 187,770,000
5.125% notes (US$400,000 – principal) due June 1, 2021
Disclosure of detailed information about borrowings [line items]
Principal amount | $				$ 400,000,000
5.125% notes (US$400,000 – principal) due June 1, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Stated interest rate				5.125%	5.125%
5.125% notes (US$400,000 – principal) due June 1, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			537,080,000		CAD 500,720,000
6.625% notes (Cdn$300,000 – principal) due July 19, 2022
Disclosure of detailed information about borrowings [line items]
Principal amount					CAD 300,000,000
6.625% notes (Cdn$300,000 – principal) due July 19, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Stated interest rate				6.625%	6.625%
6.625% notes (Cdn$300,000 – principal) due July 19, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			300,000,000		CAD 300,000,000
5.625% notes (US$400,000 – principal) due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Principal amount | $				$ 400,000,000
5.625% notes (US$400,000 – principal) due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Stated interest rate				5.625%	5.625%
5.625% notes (US$400,000 – principal) due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			CAD 537,080,000		CAD 500,720,000